Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jul. 02, 2025	Sep. 30, 2024	Sep. 30, 2023
Organizational costs/startup expenses	$ 509
Total deferred tax asset	509
Valuation allowance	(509)
Deferred tax asset, net of allowance
Sonnet BioTherapeutics Holdings, Inc. [Member]
Organizational costs/startup expenses		$ 26,754,767	$ 27,996,751
Research and development credit carryforwards		3,129,222	3,106,675
Amortization		5,791,883	4,692,227
Share-based compensation		19,357	226
Operating lease liability		36,786	57,319
Accrued expenses and other		26,977	546,612
Section 163(j) disallowed interest expense		761,450	763,172
Total deferred tax asset		36,520,442	37,162,982
Valuation allowance		(36,480,967)	(37,100,582)
Deferred tax assets		39,475	62,400
Property and equipment		(4,782)	(7,954)
Operating lease right-of-use asset		(34,693)	(54,446)
Deferred tax asset, net of allowance